LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Provisions for Unearned Premiums (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions for unearned premiums
Gross provision at 1 January	£ 312	£ 330
Change in provision for unearned premiums charged (credited) to income statement	(66)	(18)
Gross provision at 31 December	246	312
Reinsurers’ share	(17)	(16)
Net provision at 31 December	229	296
Increase in the year
Provisions for unearned premiums
Change in the year	494	624
Release in the year
Provisions for unearned premiums
Change in the year	£ (560)	£ (642)